Deferred Tax Assets and Liabilities - Summary of Deferred Tax Assets and Liabilities by Type of Temporary Difference (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Deferred Taxes [line items]
Assets	$ 2,935	$ 2,300
Liabilities	(11,874)	(11,818)
Net	(8,939)	(9,518)	$ (10,235)	$ (10,607)
Netting by taxable entity, Assets	(1,679)	(1,874)
Netting by taxable entity, Liabilities	1,679	1,874
Net deferred tax assets/(liabilities), Assets	2,935	2,300
Net deferred tax assets/(liabilities), Liabilities	(11,874)	(11,818)
Net deferred tax assets/(liabilities), Net	(8,939)	(9,518)
Property, Plant and Equipment [member]
Disclosure Of Deferred Taxes [line items]
Assets	230	191
Liabilities	(2,115)	(2,071)
Net	(1,885)	(1,880)
Intangibles [member]
Disclosure Of Deferred Taxes [line items]
Assets	143	89
Liabilities	(9,661)	(9,582)
Net	(9,518)	(9,492)
Inventory [member]
Disclosure Of Deferred Taxes [line items]
Assets	108	102
Liabilities	(78)	(90)
Net	30	12
Trades and Other Receivables [member]
Disclosure Of Deferred Taxes [line items]
Assets	43	51
Net	43	51
Interest Bearing Loans and Borrowings [member]
Disclosure Of Deferred Taxes [line items]
Assets	671	852
Liabilities	(451)	(657)
Net	220	195
Employee Benefits [member]
Disclosure Of Deferred Taxes [line items]
Assets	431	433
Liabilities	(8)	(9)
Net	423	423
Provisions [member]
Disclosure Of Deferred Taxes [line items]
Assets	648	533
Liabilities	(44)	(56)
Net	604	477
Derivatives [member]
Disclosure Of Deferred Taxes [line items]
Assets	71	51
Liabilities	(17)	(61)
Net	54	(10)
Other Items [member]
Disclosure Of Deferred Taxes [line items]
Assets	487	532
Liabilities	(1,180)	(1,166)
Net	(693)	(634)
Loss Carry Forwards [member]
Disclosure Of Deferred Taxes [line items]
Assets	1,782	1,341
Net	1,782	1,341
Gross Deferred Tax Assets/(Liabilities) [member]
Disclosure Of Deferred Taxes [line items]
Assets	4,614	4,175
Liabilities	(13,553)	(13,693)
Net	$ (8,939)	$ (9,518)